Related Party Transactions (Details Textual) (Executive officers and directors [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Executive officers and directors [Member]
Related Party Transactions (Textual) [Abstract]
Unused lines of credit	$ 4.9